Prepayment - Schedule of Prepayment (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Prepayment [Line Items]
Total		$ 537,625	$ 931,170
Less: Amount classified as non-current asset		(198,590)	(455,148)
Amount classified as current assets		339,035	476,022
Marketing Expenses [Member]
Schedule of Prepayment [Line Items]
Total	[1]	449,442	705,700
Insurance [Member]
Schedule of Prepayment [Line Items]
Total		51,967	51,434
Leasehold improvements [Member]
Schedule of Prepayment [Line Items]
Total	[2]		167,097
Other [Member]
Schedule of Prepayment [Line Items]
Total		$ 36,216	$ 6,939

[1]	Prepaid marketing expenses were made to vendors for three-year marketing services including social media content preparation and promotion, website maintenance, market research and analysis, identification of potential customers and ongoing marketing advisory services.
[2]	Prepayment for leasehold improvements for the new office has already been capitalized under the Property and Equipment during the year ended March 31, 2026.